Business segment information - Information by business segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) segment country	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business segment information
Number of business segments | segment	5
Sales	$ 237,128	$ 280,999	$ 205,863
Excise taxes	(18,183)	(17,689)	(21,229)
Revenues from sales	218,945	263,310	184,634
Operating expenses	(174,033)	(200,536)	(146,256)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,762)	(12,221)	(13,556)
Net income (loss) from equity affiliates and other items	3,680	(6,024)	2,656
Tax on net operating income	(13,212)	(22,207)	(9,762)
Net cost of net debt	(1,108)	(1,278)	(1,350)
Non-controlling interests	(126)	(518)	(334)
NET INCOME - TotalEnergies SHARE	21,384	20,526	16,032
Total expenditures	24,860	19,802	16,589
Total divestments	8,406	4,686	2,933
Cash flow from operating activities	40,679	47,367	30,410
Intercompany
Business segment information
Sales	(98,928)	(123,156)	(71,425)
Revenues from sales	(98,928)	(123,156)	(71,425)
Operating expenses	$ 98,928	123,156	71,425
Exploration & Production
Business segment information
Number of countries for activities of exploration and production of oil and natural gas | country	50
Sales	$ 6,561	9,942	7,246
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,493)	(8,115)	(9,110)
Net income (loss) from equity affiliates and other items	(307)	(9,943)	(760)
Tax on net operating income	(10,095)	(17,445)	(7,506)
Total expenditures	12,378	10,646	7,276
Total divestments	5,118	807	894
Cash flow from operating activities	18,531	27,654	22,009
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	49,156	65,132	42,142
Operating expenses	(20,355)	(24,521)	(16,722)
Exploration & Production | Intercompany
Business segment information
Sales	(42,595)	(55,190)	(34,896)
Integrated LNG
Business segment information
Sales	12,086	21,300	14,903
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,288)	(1,208)	(1,446)
Net income (loss) from equity affiliates and other items	2,194	978	2,935
Tax on net operating income	(810)	(1,574)	(600)
Total expenditures	3,410	1,249	2,351
Total divestments	290	2,301	1,059
Cash flow from operating activities	8,442	9,604	(2,765)
Integrated LNG | Business segments and Corporate
Business segment information
Revenues from sales	26,875	38,375	21,765
Operating expenses	(21,569)	(29,982)	(17,116)
Integrated LNG | Intercompany
Business segment information
Sales	(14,789)	(17,075)	(6,862)
Integrated Power
Business segment information
Sales	27,337	27,453	15,801
Depreciation, depletion and impairment of tangible assets and mineral interests	(281)	(194)	(204)
Net income (loss) from equity affiliates and other items	(345)	1,788	(190)
Tax on net operating income	(394)	(138)	(2)
Total expenditures	5,497	5,226	3,990
Total divestments	661	1,126	291
Cash flow from operating activities	3,573	66	3,592
Integrated Power | Business segments and Corporate
Business segment information
Revenues from sales	31,463	30,806	17,126
Operating expenses	(28,763)	(29,217)	(16,775)
Integrated Power | Intercompany
Business segment information
Sales	(4,126)	(3,353)	(1,325)
Refining & Chemicals
Business segment information
Sales	101,203	121,618	87,600
Excise taxes	(841)	(737)	(1,108)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,685)	(1,533)	(1,583)
Net income (loss) from equity affiliates and other items	(42)	885	518
Tax on net operating income	(938)	(2,544)	(1,068)
Total expenditures	2,149	1,391	1,638
Total divestments	196	214	348
Cash flow from operating activities	7,957	8,663	6,473
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	136,943	166,738	114,129
Operating expenses	(130,899)	(156,897)	(108,982)
Refining & Chemicals | Intercompany
Business segment information
Sales	(36,581)	(45,857)	(27,637)
Marketing & Services
Business segment information
Sales	89,909	100,661	80,288
Excise taxes	(17,342)	(16,952)	(20,121)
Depreciation, depletion and impairment of tangible assets and mineral interests	(905)	(1,033)	(1,100)
Net income (loss) from equity affiliates and other items	2,208	(20)	108
Tax on net operating income	(1,246)	(787)	(738)
Total expenditures	1,273	1,186	1,242
Total divestments	2,132	222	319
Cash flow from operating activities	1,957	3,124	2,333
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	73,198	85,142	60,618
Operating expenses	(70,497)	(81,746)	(57,159)
Marketing & Services | Intercompany
Business segment information
Sales	(631)	(1,433)	(451)
Corporate
Business segment information
Sales	32	25	25
Depreciation, depletion and impairment of tangible assets and mineral interests	(110)	(138)	(113)
Net income (loss) from equity affiliates and other items	(28)	288	45
Tax on net operating income	271	281	152
Total expenditures	153	104	92
Total divestments	9	16	22
Cash flow from operating activities	219	(1,744)	(1,232)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	238	273	279
Operating expenses	(878)	(1,329)	(927)
Corporate | Intercompany
Business segment information
Sales	(206)	(248)	(254)
Adjustments
Business segment information
Net operating income	(2,066)	(15,890)	(2,050)
Adjustments | Exploration & Production
Business segment information
Net operating income	(1,036)	(12,371)	(2,395)
Adjustments | Integrated LNG
Business segment information
Net operating income	(798)	(4,580)	(53)
Adjustments | Integrated Power
Business segment information
Net operating income	(173)	2,070	(697)
Adjustments | Refining & Chemicals
Business segment information
Net operating income	(1,275)	(653)	1,105
Adjustments | Marketing & Services
Business segment information
Net operating income	1,300	6	111
Adjustments | Corporate
Business segment information
Net operating income	(84)	(362)	(121)
Adjusted
Business segment information
Net operating income	24,684	38,212	19,766
Adjusted | Exploration & Production
Business segment information
Net operating income	10,942	17,479	10,439
Adjusted | Integrated LNG
Business segment information
Net operating income	6,200	11,169	5,591
Adjusted | Integrated Power
Business segment information
Net operating income	1,853	975	652
Adjusted | Refining & Chemicals
Business segment information
Net operating income	4,654	7,302	1,909
Adjusted | Marketing & Services
Business segment information
Net operating income	1,458	1,550	1,618
Adjusted | Corporate
Business segment information
Net operating income	$ (423)	$ (263)	$ (443)